Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Kempner Multi-Cap Deep Value Fund
Class Name	Investor Class
Trading Symbol	FAKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (800) 665-9778
Additional Information Phone Number	(800) 665-9778
Additional Information Website	www.kempnercapital.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund was positioned well this past year for the market’s perception that interest rates would eventually decline as the Financials sector represented the largest contribution to the YOY return with almost 30%.

Next, an eclectic group of stocks such as General Motors, International Flavors & Fragrances, defense company L3Harris Technologies, Specialty Pharma Company Viatris, Walt Disney, Acuity Brands, and eBay made up about 20% of the total return.

Three semiconductor stocks considered beneficiaries of the AI revolution had phenomenal returns and added a full 15% to the FY return and the Energy sector came out to about 12%.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Investor Class	32.27%	11.03%	6.69%
S&P 500® Value Index	24.03%	13.79%	10.19%
MSCI World Index	24.92%	12.76%	9.13%

Net Assets	$ 93,118,087
Holdings Count | Integer	41
Advisory Fees Paid, Amount	$ 482,352
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$93,118,087
Number of Portfolio Holdings	41
Advisory Fee	$482,352
Portfolio Turnover	37%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Micron Technology, Inc.	6.0%
Citigroup, Inc.	3.6%
BP plc - ADR	3.6%
CONMED Corporation	3.6%
Bank of America Corporation	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.4%
Equitable Holdings, Inc.	3.3%
Walt Disney Company (The)	3.2%
International Flavors & Fragrances, Inc.	3.1%
Shell plc - ADR	3.1%

EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	I Class Shares
Trading Symbol	INVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Evolutionary Tree Innovators Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (833) 517-1010
Additional Information Phone Number	(833) 517-1010
Additional Information Website	www.mutualfund.evolutionarytree.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$97	0.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Evolutionary Tree Innovators Fund delivered positive investment results for the fiscal year. The equity market has been strong as investors gain comfort the Fed may be done raising rates and the economy shows resilience. However, we continue to see a narrow market, driven by a handful of stocks, primarily NVIDIA. There is also a divergence between large-cap and small-cap stocks, which has created headwinds for the Fund. Large-caps, especially mega-cap tech stocks, are driving the market in the short term, while investors are shunning small and mid-cap stocks. We believe eventually investors will realize that companies further down the market-cap spectrum are attractively valued. This “broadening out” of the market would be a positive for the Fund, as the portfolio comprises both large-cap and small-to-mid-cap holdings.

While the Fund does own a few of the Magnificent 7 stocks, such as Microsoft, Amazon, and Meta Platforms, the Fund is underweight relative to this favored group of stocks, with the absence of NVIDIA being the largest headwind. The outsized contribution by NVIDIA is tied to interest by investors in the first phase of the AI opportunity—the AI hardware buildout. We take a broader view: that there will be multiple waves of opportunity over time. We see opportunity longer term from AI for the public cloud providers, enterprise software platforms, and vertical-specific tech companies. We believe the Fund is well positioned in these areas. Investors have rotated away from some of these areas, especially software, to focus almost solely on AI hardware “plays”. Rather than chase NVIDIA, we are choosing to stay focused on these attractive areas.

The collection of companies owned in the Fund are driving healthy business growth (20%+ revenue growth). We believe a “broadening out” of the market may eventually aid small and mid-cap stocks. While it is frustrating that so few stocks are driving the market, we believe this dynamic overlooks the healthy fundamentals of the holdings in the Fund.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (9/9/2020)
Evolutionary Tree Innovators Fund - I Class Shares	18.54%	-2.62%
S&P 500® Index	28.19%	14.31%

Net Assets	$ 27,860,804
Holdings Count | Integer	32
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$27,860,804
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$0
Portfolio Turnover	57%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	9.4%
ServiceNow, Inc.	6.4%
HubSpot, Inc.	4.8%
Axon Enterprise, Inc.	4.3%
PROCEPT BioRobotics Corporation	4.2%
Uber Technologies, Inc.	4.0%
MercadoLibre, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Netflix, Inc.	3.4%

EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	A Class Shares
Trading Symbol	INVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Evolutionary Tree Innovators Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (833) 517-1010
Additional Information Phone Number	(833) 517-1010
Additional Information Website	www.mutualfund.evolutionarytree.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$122	1.22%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Evolutionary Tree Innovators Fund delivered positive investment results for the fiscal year. The equity market has been strong as investors gain comfort the Fed may be done raising rates and the economy shows resilience. However, we continue to see a narrow market, driven by a handful of stocks, primarily NVIDIA. There is also a divergence between large-cap and small-cap stocks, which has created headwinds for the Fund. Large-caps, especially mega-cap tech stocks, are driving the market in the short term, while investors are shunning small and mid-cap stocks. We believe eventually investors will realize that companies further down the market-cap spectrum are attractively valued. This “broadening out” of the market would be a positive for the Fund, as the portfolio comprises both large-cap and small-to-mid-cap holdings.

While the Fund does own a few of the Magnificent 7 stocks, such as Microsoft, Amazon, and Meta Platforms, the Fund is underweight relative to this favored group of stocks, with the absence of NVIDIA being the largest headwind. The outsized contribution by NVIDIA is tied to interest by investors in the first phase of the AI opportunity—the AI hardware buildout. We take a broader view: that there will be multiple waves of opportunity over time. We see opportunity longer term from AI for the public cloud providers, enterprise software platforms, and vertical-specific tech companies. We believe the Fund is well positioned in these areas. Investors have rotated away from some of these areas, especially software, to focus almost solely on AI hardware “plays”. Rather than chase NVIDIA, we are choosing to stay focused on these attractive areas.

The collection of companies owned in the Fund are driving healthy business growth (20%+ revenue growth). We believe a “broadening out” of the market may eventually aid small and mid-cap stocks. While it is frustrating that so few stocks are driving the market, we believe this dynamic overlooks the healthy fundamentals of the holdings in the Fund.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment*

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (2/28/2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	18.27%	-1.94%
With Load	11.48%	-4.48%
S&P 500® Index	28.19%	10.47%

Net Assets	$ 27,860,804
Holdings Count | Integer	32
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$27,860,804
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$0
Portfolio Turnover	57%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	9.4%
ServiceNow, Inc.	6.4%
HubSpot, Inc.	4.8%
Axon Enterprise, Inc.	4.3%
PROCEPT BioRobotics Corporation	4.2%
Uber Technologies, Inc.	4.0%
MercadoLibre, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Netflix, Inc.	3.4%

Institutional Class
Shareholder Report [Line Items]
Fund Name	Adler Value Fund
Class Name	Institutional Class
Trading Symbol	ADLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adler Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (800) 408-4682
Additional Information Phone Number	(800) 408-4682
Additional Information Website	www.adlervaluefund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As the year progressed, the market narrative began to evolve around inflation, the U.S. economy and the likelihood and number of 2024 cuts in the federal funds rate. With continued U.S. job growth/low U.S. unemployment and U.S. inflation above the Federal Reserve’s 2% target, the U.S. capital markets began to reflect expectations for fewer 2024 federal funds rate cuts. This development was balanced against continued growth (albeit at a slower pace) in the U.S. economy. This competition between the level of interest rates (higher for longer) and the relative strength of the U.S. economy (continued growth vs. possibility of a recession) remained a durable theme in U.S. equity markets.

For the year ended May 31, 2024, the Fund’s performance reflected its differences with the S&P 500. The Fund owns no Megacap companies (defined by S&P as the top 50 market capitalization companies in the S&P 500) or Information Technology companies. Megacap companies represent 43% of the S&P 500. Information Technology represents 31% of the S&P 500. The Fund’s holdings in the S&P 500 represent 42% of the Fund’s assets. The median market capitalization of the S&P 500 is $92 billion. The Fund’s median market capitalization is $31 billion.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception (8/16/2018)
Adler Value Fund - Institutional Class	19.59%	9.81%	8.21%
S&P 500® Index	28.19%	15.80%	13.20%
S&P 500® Value Index	24.03%	13.79%	11.11%
S&P 1000® Value Index	19.41%	11.09%	7.14%

Net Assets	$ 3,707,631
Holdings Count | Integer	37
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$3,707,631
Number of Portfolio Holdings	37
Advisory Fee (net of waivers)	$0
Portfolio Turnover	31%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Jackson Financial, Inc. - Class A	13.3%
Aflac, Inc.	6.5%
Nuvei Corporation	6.3%
Equitable Holdings, Inc.	5.8%
Cigna Group (The)	5.6%
Charles Schwab Corporation (The)	5.3%
PG&E Corporation	5.0%
Citigroup, Inc.	3.7%
XP, Inc. - Class A	3.6%
Viatris, Inc.	3.6%

Institutional Class [Default Label]
Shareholder Report [Line Items]
Fund Name	Kempner Multi-Cap Deep Value Fund
Class Name	Institutional Class
Trading Symbol	FIKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (800) 665-9778
Additional Information Phone Number	(800) 665-9778
Additional Information Website	www.kempnercapital.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund was positioned well this past year for the market’s perception that interest rates would eventually decline as the Financials sector represented the largest contribution to the YOY return with almost 30%.

Next, an eclectic group of stocks such as General Motors, International Flavors & Fragrances, defense company L3Harris Technologies, Specialty Pharma Company Viatris, Walt Disney, Acuity Brands, and eBay made up about 20% of the total return.

Three semiconductor stocks considered beneficiaries of the AI revolution had phenomenal returns and added a full 15% to the FY return and the Energy sector came out to about 12%.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $500,000 Investment

Net Assets	$ 93,118,087
Holdings Count | Integer	41
Advisory Fees Paid, Amount	$ 482,352
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$93,118,087
Number of Portfolio Holdings	41
Advisory Fee	$482,352
Portfolio Turnover	37%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Micron Technology, Inc.	6.0%
Citigroup, Inc.	3.6%
BP plc - ADR	3.6%
CONMED Corporation	3.6%
Bank of America Corporation	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.4%
Equitable Holdings, Inc.	3.3%
Walt Disney Company (The)	3.2%
International Flavors & Fragrances, Inc.	3.1%
Shell plc - ADR	3.1%

Wavelength Fund
Shareholder Report [Line Items]
Fund Name	Wavelength Fund
Class Name	Wavelength Fund
Trading Symbol	WAVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wavelength Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (866) 896-9292.
Additional Information Phone Number	(866) 896-9292
Additional Information Website	www.wavelengthfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended May 31, 2024, the Fund generated positive results and outperformed the Bloomberg US Aggregate Bond Index. With markets in transition, the Fund managed heightened levels of volatility effectively through its targeted balance and diversification, and returns were generated actively across a broad set of fixed income markets that included government, inflation-linked, corporate, and emerging market exposures. The Fund's use of its current investment strategies did not cause performance to materially deviate from the manager's expectations given the uncertainty of the markets and the underlying factors driving them over the period.

Line Graph [Table Text Block]

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Wavelength Fund	5.95%	2.16%	2.14%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	5.53%	2.13%	1.46%

Net Assets	$ 68,812,750
Holdings Count | Integer	30
Advisory Fees Paid, Amount	$ 575,126
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$68,812,750
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$575,126
Portfolio Turnover	49%

Holdings [Text Block]
Asset Weighting (% of total investments)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Invesco Senior Loan ETF	14.7%
SPDR Bloomberg Short Term High Yield Bond ETF	10.9%
Vanguard Mortgage-Backed Securities ETF	10.4%
iShares Broad USD High Yield Corporate Bond ETF	9.4%
Vanguard Short-Term Inflation-Protected Securities ETF	8.6%
VanEck Emerging Markets High Yield Bond ETF	6.9%
iShares TIPS Bond ETF	5.8%
Vanguard Emerging Markets Government Bond ETF	4.7%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%